Leases - Maturities of lease liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Total lease commitments	$ 1,193,000
Less: imputed lease interest	(162,000)
Total lease liabilities	1,031,000
Current portion	440,000	$ 379,000
Non-current portion	$ 591,000	$ 431,000
Average incremental borrowing rate applied to the lease liabilities	15.60%	15.69%
Cash outflows related to leases	$ 1,000,000.0	$ 300,000	$ 300,000
2024
Disclosure of quantitative information about right-of-use assets [line items]
Total lease commitments	550,000
2025
Disclosure of quantitative information about right-of-use assets [line items]
Total lease commitments	442,000
2026
Disclosure of quantitative information about right-of-use assets [line items]
Total lease commitments	$ 201,000